FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating costs and expenses:
General and administrative	¥ (302,470)	$ (43,253)	¥ (220,993)	¥ (214,856)
Total operating costs and expenses	(4,424,861)	(632,746)	(4,553,017)	(4,134,403)
Income (Loss) from operations	1,797,329	257,015	1,248,015	1,332,470
Interest income (expense), net	8,945	1,279	18,281	12,895
Other income, net	67,111	9,597	95,426	14,834
Income before income taxes and share of loss from equity method investments	1,873,385	267,891	1,295,368	1,547,182
Other comprehensive (loss) income, net of tax
Fair value changes and changes in cumulative foreign currency translation adjustments	3,862	552	(3,171)	(7,133)
Comprehensive income	1,539,494	220,145	1,053,276	1,290,542
Parent Company
Operating costs and expenses:
General and administrative	(3,327)	(476)	(3,736)	(4,546)
Allowance for contingent guarantee liabilities	(24,542)	(3,509)	0	0
Total operating costs and expenses	(27,869)	(3,985)	(3,736)	(4,546)
Income (Loss) from operations	(27,869)	(3,985)	(3,736)	(4,546)
Interest income (expense), net	(5)	(1)	(5)	1,098
Other income, net	1,132	162	0	0
Income before income taxes and share of loss from equity method investments	(26,742)	(3,824)	(3,741)	(3,448)
Equity in earnings of subsidiaries and share of loss from VIEs	1,562,484	223,432	1,060,219	1,301,067
Net income	1,535,742	219,608	1,056,478	1,297,619
Other comprehensive (loss) income, net of tax
Fair value changes and changes in cumulative foreign currency translation adjustments	3,752	537	(3,202)	(7,077)
Other Comprehensive (Loss) Income, Net of Tax, Portion Attributable to Parent, Total	3,752	537	(3,202)	(7,077)
Comprehensive income	¥ 1,539,494	$ 220,145	¥ 1,053,276	¥ 1,290,542